Other Long-Term Assets and Receivables - Schedule of Other Long-Term Assets and Receivables (Details) - CAD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Long-Term Assets and Receivables [Line Items]
Other long-term assets and receivables		$ 170,454	$ 119,947
BC Hydro [Member]
Schedule of Other Long-Term Assets and Receivables [Line Items]
Other long-term assets and receivables	[1]	161,093	106,720
Canadian Exploration Expenses [Member]
Schedule of Other Long-Term Assets and Receivables [Line Items]
Other long-term assets and receivables	[2]	9,361	9,361
British Columbia Mineral Exploration Tax Credit [Member]
Schedule of Other Long-Term Assets and Receivables [Line Items]
Other long-term assets and receivables	[3]		$ 3,866

[1]	In 2022, the Company entered into a Facilities Agreement with British Columbia Hydro and Power Authority (“BC Hydro”) covering the design and construction of facilities by BC Hydro to supply construction phase hydro-sourced electricity to KSM. Pursuant to signing the Facilities Agreement and subsequent amending agreements, as at December 31, 2025, the Company had made $161.1 million (2024 - $106.7 million) prepayments to BC Hydro, inclusive of $54.4 million paid in 2025 (paid in 2024 - $14.0 million). Of the $161.1 million, $86.2 million was the cost to complete the construction, and $74.7 million was prepayment for the system reinforcement that is required to make the power available.
[2]	In 2019 the Company received a notice from the CRA that it proposed to reduce the amount of expenditures reported as Canadian Exploration Expenses (“CEE”) for the three-year period ended December 31, 2016. The Company has funded certain of its exploration expenditures, from time-to-time, with the proceeds from the issuance of flow-through shares and renounced, to subscribers, the expenditures which it determined to be CEE. The notice disputes the eligibility of certain types of expenditures previously audited and approved as CEE by the CRA. The Company strongly disagreed with the notice and responded to the CRA auditors with additional information for their consideration. In 2020, the CRA auditors responded to the Company’s submission and, although accepting additional expenditures as CEE, reiterated that their position remains largely unchanged and subsequently issued reassessments to the Company reflecting the additional CEE expenditures accepted and $2.3 million of Part Xll.6 tax owing. The CRA has reassessed certain investors who subscribed for the flow-through shares, reducing CEE deductions. Notice of objections to the Company’s and investors’ reassessments have been filed for all those that have been received and will be appealed to the courts, should the notice of objections be denied. The Company has indemnified the investors that subscribed for the flow-through shares and that have been reassessed by depositing the amount of their reassessments, including interest charges, into the accounts of the reassessed investors with the Receiver General in return for such investors’ agreement to object to their respective reassessments and to repay the Company any refund of the amount deposited on their behalf upon resolution of the Company’s appeal. During 2021, 2022 and 2023, the Company deposited $9.4 million into the accounts of certain of these investors’ with the Receiver General. The deposits made have been recorded as long-term receivables on the statement of financial position as at December 31, 2025. The potential tax indemnification to the investors is estimated to be $10.8 million, plus $4.2 million potential interest. No provision has been recorded related to the tax, potential interest, nor the potential indemnity as the Company and its advisors do not consider it probable that there will ultimately be an amount payable.
[3]	During 2016, upon the completion of an audit of the application by tax authorities of the British Columbia Mineral Exploration Tax Credit (“BCMETC”) program, the Company was reassessed $3.6 million, including accrued interest for expenditures that the tax authority has categorized as not qualifying for the BCMETC program. In 2017 the Company filed an objection to the reassessment with the appeals division of the tax authorities and paid one-half of the reassessed amount to the Receiver General. In 2019, the Company received a decision from the appeals division that the Company’s objection was denied, and the Company filed a Notice of Appeal with the British Columbia Supreme Court. The Company presented its case in the BC Supreme Court in September 2024 based on an agreed statement of facts between the two parties. By that time, the Company had paid $1.6 million to the Receiver General, and the Canada Revenue Agency (“CRA”) had withheld $2.3 million of HST credits due to the Company which would have fully covered the residual balance, including interest. As a result, the Company had originally recorded a long-term receivable of $3.9 million, including $0.3 million of additional interest charged after the reassessment. On March 26, 2025, a judgment was rendered substantially in favor of the Company supporting its position for the recoverability of the BCMETC receivable. The CRA was granted 30 days to appeal the ruling with the BC Supreme Court, but it did not proceed with an appeal. In October 2025, the Company received the full $3.9 million plus $0.5 million in additional interest, or $4.4 million in total.